UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:   811-21767

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code:   (610) 260-7600

Joseph Benedetti, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

COPY TO:

Richard Horowitz, Esq.

DECHERT LLP

1095 Avenue of the Americas

New York, NY 10036-6797

(212) 698-3500

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ALTERNATIVE INVESTMENT PARTNERS

ABSOLUTE RETURN FUND

Financial Statements (Unaudited)

For the Period from January 1, 2015 to June 30, 2015

Alternative Investment Partners Absolute Return Fund

Financial Statements (Unaudited)

For the Period from January 1, 2015 to June 30, 2015

Alternative Investment Partners Absolute Return Fund

Statement of Assets and Liabilities (Unaudited)

June 30, 2015

Assets
Investment in investment funds, at fair value (cost $512,273,226)	$680,026,429
Cash	4,731,178
Prepaid investments in investment funds	4,000,000
Receivable for investments sold	39,830,827
Other assets	37,579

Total assets	728,626,013

Liabilities
Note payable	129,639,914
Payable for share repurchases	13,638,734
Subscriptions received in advance	1,762,000
Withholding tax payable	1,559,827
Management fee payable	989,721
Shareholder servicing fee payable	896,063
Transfer agent fee payable	78,529
Accrued expenses and other liabilities	616,379

Total liabilities	149,181,167

Net assets	$579,444,846

Net assets consist of:
Net capital	$397,654,171
Accumulated undistributed net investment income (loss)	(7,068,968)
Accumulated net realized gain (loss) from investments	21,106,440
Net unrealized appreciation on investments	167,753,203

Net assets	$579,444,846

Net asset value per share:
366,890.753 shares issued and outstanding, no par value, 1,500,000 registered shares	$1,579.34

Maximum offering price per share ($1,579.34 plus sales load of 3% of net asset value per share)	$1,626.72

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Statement of Operations (Unaudited)

For the Period from January 1, 2015 to June 30, 2015

Investment income
Dividend	$4,218

Expenses
Management fees	3,949,414
Interest expense	1,295,491
Shareholder servicing fees	1,232,380
Professional fees	230,438
Accounting and administration fees	194,345
Custody fees	68,796
Registration fees	40,964
Trustees’ fees	12,500
Transfer agent fees	8,204
Other	40,654

Total expenses	7,073,186

Net investment income (loss)	(7,068,968)

Realized and unrealized gain (loss) from investments
Net realized gain (loss) from investments in investment funds	21,106,440
Net change in unrealized appreciation/depreciation on investments in investment funds	3,796,834

Net realized and unrealized gain (loss) from investments	24,903,274

Net increase (decrease) in net assets resulting from operations	$17,834,306

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Statements of Changes in Net Assets (Unaudited)

For the year ended December 31, 2014
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(13,826,098)
Net realized gain (loss) from investments	49,346,737
Net change in unrealized appreciation/depreciation on investments	15,607,719

Net increase (decrease) in net assets resulting from operations	51,128,358

Shareholder transactions
Subscriptions (representing 11,762.541 shares)	16,883,138
Repurchases (representing 56,933.244 shares)	(83,710,949)

Net increase (decrease) in net assets from shareholder transactions	(66,827,811)

Total increase (decrease) in net assets	(15,699,453)

Net assets, beginning of year (representing 424,534.109 shares)	597,060,598

Net assets, end of year (representing 379,363.406 shares)	$581,361,145

For the period from January 1, 2015 to June 30, 2015
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(7,068,968)
Net realized gain (loss) from investments	21,106,440
Net change in unrealized appreciation/depreciation on investments	3,796,834

Net increase (decrease) in net assets resulting from operations	17,834,306

Shareholder transactions
Subscriptions (representing 4,939.466 shares)	7,716,339
Repurchases (representing 17,412.119 shares)	(27,466,944)

Net increase (decrease) in net assets from shareholder transactions	(19,750,605)

Total increase (decrease) in net assets	(1,916,299)

Net assets, beginning of period (representing 379,363.406 shares)	581,361,145

Net assets, end of period (representing 366,890.753 shares)	$579,444,846

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Statement of Cash Flows (Unaudited)

For the Period from January 1, 2015 to June 30, 2015

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$17,834,306
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss from investments in investment funds	(21,106,440)
Net change in unrealized appreciation/depreciation on investments in investment funds	(3,796,834)
Purchase of investments in investment funds	(85,714,672)
Proceeds from sale of investments in investment funds	93,511,736
Net (purchase) sales/maturities of short-term investments	4,191,734
(Increase) decrease in prepaid investments in investment funds	4,700,000
(Increase) decrease in receivable for investments sold	12,758,770
(Increase) decrease in other assets	(3,273)
Increase (decrease) in withholding tax payable	328,665
Increase (decrease) in management fee payable	(484,175)
Increase (decrease) in shareholder servicing fee payable	652,448
Increase (decrease) in transfer agent fee payable	(30,954)
Increase (decrease) in accrued expenses and other liabilities	108,266

Net cash provided by (used in) operating activities	22,949,577

Cash flows from financing activities
Proceeds from issuance of note payable*	33,365,414
Repayments of note payable	(35,067,568)
Subscriptions	9,405,839
Repurchases	(29,034,164)

Net cash provided by (used in) financing activities	(21,330,479)

Net change in cash	1,619,098
Cash at beginning of period	3,112,080

Cash at end of period	$4,731,178

Supplemental disclosure of cash flow information:
Conversion to shareholder subscriptions in 2015 of subscriptions received in advance during 2014	$72,500

*	Includes $1,295,491 of accrued interest expense that was rolled over into the note payable principal balance. See discussion in Note 8 to the financial statements.

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

June 30, 2015

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**

Investment Funds

Commodity Trading Advisors - Managed Futures
GSA QMS Fund LP	6/1/2011	$24,779,679	$29,909,719	5.16%	8/31/2015	Monthly
Robeco Transtrend Diversified Fund LLC	6/1/2008	11,489,931	13,694,521	2.36	7/31/2015	Monthly
Two Sigma Absolute Return Macro Enhanced Fund, LP	7/1/2014	13,300,000	13,366,586	2.31	7/31/2015	Monthly

Total Commodity Trading Advisors - Managed Futures		49,569,610	56,970,826	9.83

Distressed
Cerberus Partners, L.P.	11/1/2009	8,065,438	18,653,590	3.22	(a)	(a)
Cerberus SPV LLC	11/1/2009	4,935,199	12,107,686	2.09	(a)	(a)

Total Distressed		13,000,637	30,761,276	5.31

Equity Long/Short - High Hedge
Citadel Tactical Trading LLC	1/1/2008	5,812,665	33,491,544	5.78	9/30/2015	Quarterly
Cormorant Global Healthcare Fund, LP	7/1/2013	142,523	218,435	0.04	(a)	(a)
Magnetar Equity Opportunities Fund LLC	2/1/2011	569,917	2,064,356	0.35	7/31/2015	Monthly
Millennium USA, L.P.	9/1/2008	3,201,388	6,529,576	1.13	9/30/2015	Quarterly

Total Equity Long/Short - High Hedge		9,726,493	42,303,911	7.30

Equity Long/Short - Opportunistic
72 Capital Management, L.P.	2/1/2014	3,291	9,661	0.00	(a)	(a)
Anchor Bolt Fund, LP	2/1/2014	14,852,436	18,219,856	3.14	9/30/2015	Quarterly
Lansdowne Developed Markets Fund, L.P.	5/1/2009	8,151,218	14,461,233	2.50	9/30/2015	Monthly
Pelham Long/Short Fund LP	7/1/2013	11,000,000	14,027,729	2.42	9/30/2015	Monthly
Quentec Partners, LP	10/1/2012	10,000,000	14,629,850	2.53	9/30/2015	Quarterly
TPG-Axon Partners, LP	10/1/2007	17,347,527	20,348,779	3.51	9/30/2015	Quarterly (a)
Tyrian Global Opportunities Fund, LP	7/1/2013	13,402,799	12,874,633	2.22	9/30/2015	Quarterly
Valinor Capital Partners, L.P.	7/1/2011	12,029,666	17,719,728	3.06	9/30/2015	Quarterly

Total Equity Long/Short - Opportunistic		86,786,937	112,291,469	19.38

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2015

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**

Investment Funds (continued)

Event Driven Credit
Silver Point Capital Fund, L.P.	5/1/2007	$1,257,275	$341,186	0.06%	(a)	(a)

Total Event Driven Credit		1,257,275	341,186	0.06

Event Driven Equity
Ionic Event Driven Fund LLC	9/1/2013	18,874,955	19,910,876	3.43	9/30/2015	Quarterly
Owl Creek Overseas Fund, Ltd.	2/1/2008	518,846	2,595,991	0.45	(a)	(a)
Sachem Head LP	4/1/2015	15,000,000	15,475,247	2.67	9/30/2015	Quarterly

Total Event Driven Equity		34,393,801	37,982,114	6.55

Macro
Autonomy Global Macro Fund LP	6/1/2013	15,185,714	16,469,225	2.84	8/31/2015	Monthly
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	16,018,128	28,583,999	4.93	9/30/2015	Quarterly
Discovery Global Opportunity Partners, L.P.	1/1/2008	11,965,438	20,076,693	3.46	12/31/2015	Semi-Annually
Graticule Asia Macro Fund LP (formerly Fortress Asia Macro Fund LP)	7/1/2011	10,562,407	15,573,644	2.69	9/30/2015	Quarterly
Stone Milliner Macro Fund Delaware L.P.	6/1/2015	17,000,000	17,132,667	2.96	8/31/2015	Monthly
Trient Global Macro Partners, L.P.	3/1/2013	16,160,848	16,093,279	2.78	7/31/2015	Monthly
WCG Partners, L.P.	5/1/2015	15,000,000	15,042,016	2.60	9/30/2015	Quarterly

Total Macro		101,892,535	128,971,523	22.26

Merger/Risk Arbitrage
Magnetar Global Event Driven Fund LLC	7/1/2011	16,500,000	17,950,861	3.10	9/30/2015	Quarterly

Total Merger/Risk Arbitrage		16,500,000	17,950,861	3.10

Mortgage Arbitrage
Cerberus CMBS Opportunities Fund, L.P.	10/1/2014	17,500,000	18,039,849	3.11	12/31/2015	Quarterly
Cerberus Global Residential Mortgage Opportunity Fund, L.P.	2/1/2013	12,750,000	15,443,004	2.67	9/30/2015	Quarterly
Midway Market Neutral Institutional Fund LLC	5/1/2014	11,521,288	13,830,029	2.39	9/30/2015	Monthly
Tilden Park Investment Fund LP	3/1/2012	12,140,857	22,094,200	3.81	9/30/2015	Quarterly

Total Mortgage Arbitrage		53,912,145	69,407,082	11.98

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2015

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**

Investment Funds (continued)

Multi-Strategy
Citadel Wellington LLC	8/1/2006	$13,936,616	$26,029,644	4.49%	9/30/2015	Quarterly
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	1,920,200	2,000,186	0.34	(a)	(a)
HBK Multi-Strategy Fund L.P.	11/1/2009	2,372,957	2,879,823	0.50	9/30/2015	Quarterly
Magnetar Capital Fund, LP	1/1/2008	741,133	1,345,365	0.23	(a)	(a)
Magnetar Capital Fund II LP	1/1/2010	16,636,257	19,997,124	3.45	9/30/2015	Quarterly
OZ Asia Domestic Partners, L.P.	1/1/2006	30,191	3,832	0.00	(a)	(a)
OZ Europe Domestic Partners II, L.P.	4/1/2007	193,568	33,524	0.01	(a)	(a)
Perry Partners, L.P.	11/1/2006	260,960	280,377	0.05	(a)	(a)
QVT Onshore LP	3/1/2012	13,744,805	15,915,154	2.75	9/30/2015	Quarterly
QVT SLV Onshore Ltd.	3/1/2012	1,036,854	1,725,132	0.30	(a)	(a)
QVT Special Investment Onshore Fund, Ltd.	3/1/2012	557,984	823,707	0.14	(a)	(a)

Total Multi-Strategy		51,431,525	71,033,868	12.26

Other Directional
Cortland FundingCo, LLC†	4/1/2015	2,983,131	3,025,000	0.53	(a)	(a)
GKC Credit Opportunities, LP††	10/1/2014	4,525,334	4,479,000	0.77	(a)	(a)

Total Other Directional		7,508,465	7,504,000	1.30

Relative Value Credit
KLS Credit Opportunities Fund LP†††	5/1/2013	7,500,000	9,861,145	1.70	10/31/2015	Semi-annually

Total Relative Value Credit		7,500,000	9,861,145	1.70

Statistical Arbitrage
BlueMatrix L.P.	10/1/2012	14,185,535	17,868,956	3.08	9/30/2015	Quarterly
D.E. Shaw Valence Fund, L.L.C.	1/1/2015	5,799,999	6,516,132	1.12	9/30/2015	Quarterly
GSA International Partners, L.P.	11/1/2012	5,611,589	7,704,789	1.33	9/30/2015	Quarterly
HBK Quantitative Strategies Fund L.P.	4/1/2014	20,000,000	21,129,639	3.65	8/31/2015	Monthly
OxAm Quant Fund (US) LLC	2/1/2015	16,000,000	16,360,416	2.82	8/31/2015	Monthly
Two Sigma Spectrum U.S. Fund, LP	5/1/2011	17,196,680	25,067,236	4.33	9/30/2015	Quarterly

Total Statistical Arbitrage		78,793,803	94,647,168	16.33

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2015

Description	Cost	Fair Value	Percent of Net Assets

Total Investments in Investment Funds	$512,273,226	$680,026,429	117.36%

Liabilities in excess of Other Assets		(100,581,583)	(17.36)

Total Net Assets		$579,444,846	100.00%

Detailed information about all of the Investment Funds’ portfolios is not available. Investment Funds are non-income producing.

*	Investments in Investment Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2015 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Investment Funds may be subject to fees.

**	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.

(a)	A portion or all of the Fund’s interests in the Investment Fund have restricted liquidity. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund is able to liquidate underlying investments.
†	The Fund’s investment in this Investment Fund has an initial capital commitment of $2,983,130, none of which is unfunded.
††	The Fund’s investment in this Investment Fund has an initial capital commitment of $18,000,000, of which $13,411,907 is unfunded.
††	The Fund’s investment in this Investment Fund has an initial capital commitment of $25,000,000, of which $17,500,000 is unfunded.

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2015

Strategy Allocation	Percent of Net Assets

Macro	22.26%
Equity Long/Short - Opportunistic	19.38
Statistical Arbitrage	16.33
Multi-Strategy	12.26
Mortgage Arbitrage	11.98
Commodity Trading Advisors - Managed Futures	9.83
Equity Long/Short - High Hedge	7.30
Event Driven Equity	6.55
Distressed	5.31
Merger/Risk Arbitrage	3.10
Relative Value Credit	1.70
Other Directional	1.30
Event Driven Credit	0.06

Total Investments in Investment Funds	117.36%

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited)

June 30, 2015

1.	Organization

Alternative Investment Partners Absolute Return Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on May 12, 2005. The Fund commenced operations on January 1, 2006 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who employ a variety of “absolute return” investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. “Absolute return” refers to a broad class of investment strategies that are managed without reference to the performance of equity, debt and other markets. “Absolute return” investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures.

Morgan Stanley Alternative Investment Partners LP serves as the Fund’s “Special Shareholder.” The Special Shareholder shall make such contributions to the capital of the Fund from time to time in an amount sufficient for it to serve as “tax matters partner” for the Fund, which is treated as a partnership for U.S. federal income tax purposes. Morgan Stanley AIP GP LP serves as the Fund’s investment adviser (the “Investment Adviser”) and Morgan Stanley Investment Management Limited serves as the Fund’s sub-adviser (the “Sub-Adviser”) (collectively with the Investment Adviser, the “Adviser”). The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). Each of the Investment Adviser and Sub-Adviser is an affiliate of Morgan Stanley and is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a “Master” fund in a “Master-Feeder” structure whereby the feeder fund invests substantially all of its assets in the Fund. As of June 30, 2015, Alternative Investment Partners Absolute Return Fund STS, an indirect feeder fund to the Fund, represented 59.81% of the Fund’s net assets.

The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund, the Investment Adviser or the Sub-Adviser.

The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, 1,500,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for public offering of Shares was July 1, 2006. Shares were offered until the Initial Closing Date at an initial offering price of $1,000 per Share, plus any applicable sales load, and have been continuously offered thereafter for purchase as of the first day of each calendar month at the Fund’s then current net asset value per Share, plus any applicable sales load. The Distributor may

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

1.	Organization (continued)

enter into selected dealer agreements with various brokers and dealers (“Selling Agents”), some of which are affiliates of the Fund, that have agreed to participate in the distribution of the Fund’s Shares. Shares may also be purchased through any registered investment adviser (a “RIA”) that has entered into an arrangement with the Distributor for such RIA to recommend Shares to its clients in conjunction with a “wrap” fee, asset allocation or other management asset program by such RIA.

Shares are sold only to investors (“Shareholders”) that represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended. The minimum initial investment in the Fund by any Shareholder is $50,000. The minimum additional investment in the Fund by any Shareholder is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Shareholders may only purchase their Shares through the Distributor, a Selling Agent or a RIA.

The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders, and each such repurchase offer will generally apply to up to 15% of the net assets of the Fund. Repurchases are made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Fund offer to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31. In general, the Fund will initially pay at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) will be paid promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements. As of June 30, 2015, the Holdback Amount was $1,052,426, which includes any Holdback Amount for repurchases as of June 30, 2015, and is included in payable for share repurchases in the Statement of Assets and Liabilities.

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 for the purpose of financial reporting. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Portfolio	Valuation

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

As of June 30, 2015, 100% of the Fund’s portfolio was comprised of investments in Investment Funds.

The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund (“NAV”), as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

Some of the Investment Funds may hold a portion of their assets in “side pockets,” which are sub-funds within the Investment Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the fair value of its investment could fluctuate based on adjustments to the value of the side pocket as determined by the Investment Fund’s investment manager.

The Adviser has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Portfolio Valuation (continued)

Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an investment using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available.

Short-Term Investments

Short-term investments were invested in a money market fund. Investments in money market funds are valued at net asset value.

Income Recognition and Expenses

The Fund recognizes income and expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The changes in Investment Funds’ fair values are included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the Statement of Operations. Realized gain (loss) from investments in Investment Funds is calculated using specific identification.

Income and Withholding Taxes

No provision for federal, state, or local income taxes is required in the financial statements. In accordance with the U.S. Internal Revenue Code of 1986, as amended, each of the Shareholders and Special Shareholder is to include its respective share of the Fund’s realized profits or losses in its individual tax returns. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund expects to be treated as a partnership for U.S. federal income tax purposes.

The Fund is required to withhold up to 30% U.S. tax from U.S. source dividends and 35% U.S. tax from effectively connected income allocable to its non-U.S. Shareholders and to remit those amounts to the U.S. Internal Revenue Service on behalf of non-U.S. Shareholders. The rate of withholding is generally the rate at which the particular non-U.S. Shareholder is subject to U.S. federal income tax. The non-U.S. Shareholders are obligated to indemnify the Fund for any taxes that the Fund is required to withhold as well as any interest or penalties. Withholding taxes result in a repurchase of Shares from the Fund for any non-U.S. Shareholders who incur the withholding.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Income and Withholding Taxes (continued)

For the period from January 1, 2015 to June 30, 2015, the Fund recorded an estimated tax withholding amount of $528,665 which is included in repurchases in the Statement of Changes in Net Assets. The Special Shareholder made no contributions to the capital of the Fund for U.S. Federal income tax purposes during this period.

The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2015. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the four-year period ended December 31, 2014, remains subject to examination by major taxing authorities.

3.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Fund’s risk of loss in each Investment Fund is limited to the value of the Fund’s interest in each Investment Fund as reported by the Fund.

4.	Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the

Fund’s investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments), or short-term investments that are valued at amortized cost
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

4.	Fair Value of Financial Instruments (continued)

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2, or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2015 to June 30, 2015, the Fund did not have any transfers between Levels 1, 2, or 3.

In May 2015, the FASB issued Accounting Standards Update No. 2015-07 (“ASU 2015-07”), “Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent)”. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the practical expedient, as defined by ASC 820, Fair Value Measurement. The Fund has elected to early adopt and retrospectively apply ASU 2015-07. The impact of the early adoption has been reflected in the Notes to Financial Statements. As of June 30, 2015, all of the investments in Investment Funds are fair valued using the NAV as practical expedient and are therefore excluded from the fair value hierarchy.

5.	Investments in Investment Funds

The following table summarizes the fair value and liquidity terms of the Investment Funds as of June 30, 2015, aggregated by investment strategy:

Investment Funds	Fair Value	Redemption Frequency (if applicable)	Redemption Notice Period (if applicable)
Commodity Trading Advisors
- Managed Futures (a)	$56,970,826	Monthly	10-60 days
Distressed (b)	30,761,276	Not Applicable	Not Applicable
Equity Long/Short - High Hedge (c)	42,303,911	Monthly to Quarterly	30-90 days
Equity Long/Short - Opportunistic (d)	112,291,469	Monthly to Quarterly	45-180 days
Event Driven Credit (e)	341,186	Not Applicable	Not Applicable
Event Driven Equity (f)	37,982,114	Quarterly	45-65 days
Macro (g)	128,971,523	Monthly to Semi-annually	30-75 days
Merger/Risk Arbitrage (h)	17,950,861	Quarterly	90 days
Mortgage Arbitrage (i)	69,407,082	Monthly to Quarterly	90 days
Multi-Strategy (j)	71,033,868	Quarterly	45-90 days
Other Directional (k)	7,504,000	Not Applicable	Not Applicable
Relative Value Credit (l)	9,861,145	Semi-annually	90 days
Statistical Arbitrage (m)	94,647,168	Monthly to Quarterly	30-120 days

Total Investment Funds	$680,026,429

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

5.	Investments in Investment Funds (continued)

(a)

Investment Funds in this strategy invest in a variety of futures contracts, including currencies, interest rates, stocks, stock market indexes, derivatives, and commodities. These Investment Funds build quantitative models to price futures and then take long and short positions in the futures.

(b)

Investment Funds in this strategy invest in, and may sell short, the securities of companies where the security’s price has been, or is expected to be, affected by a distressed situation such as a bankruptcy or corporate restructuring. Investment Fund tranches representing 5.31% of the Fund’s net assets have restricted liquidity. The Fund estimates the remaining restriction period for such Investment Fund tranches to be 3 years.

(c)

Investment Funds in this strategy seek to profit by exploiting pricing inefficiencies between related equity securities, neutralizing exposure to market risk by combining long and short positions. Investment Fund tranches representing 0.04% of the Fund’s net assets have restricted liquidity. The remaining restriction period for such Investment Fund tranches is unknown.

(d)

Investment Funds in this strategy consist of a core holding of long equities hedged at all times with short sales of stocks or stock index options. Some of the Investment Funds’ respective investment managers maintain a substantial portion of assets within a hedged structure and commonly employ leverage. Investment Fund tranches representing 0.28% of the Fund’s net assets have restricted liquidity. The Fund estimates the remaining restriction period for such Investment Fund tranches to range from 1 year to 5 years.

(e)

Investment Funds in this strategy invest in debt securities created by significant transactional events, such as spin-offs, mergers and acquisitions, bankruptcy reorganizations and recapitalizations. Investment Fund tranches representing 0.06% of the Fund’s net assets have restricted liquidity. The Fund estimates the remaining restriction period for such Investment Fund tranches to be 3 years.

(f)

Investment Funds in this strategy invest in restructuring companies that are undergoing significant corporate events such as spin-offs, recapitalizations, litigation events, strategic realignment, and other major changes. It also includes “value” investments in securities that are believed to be underpriced relative to their intrinsic or fundamental value or which are expected to appreciate in value if circumstances change or an anticipated event occurs. Investment Fund tranches representing 0.45% of the Fund’s net assets have restricted liquidity. The Fund estimates the remaining restriction period for such Investment Fund tranches to be 2 years.

(g)	Investment Funds in this strategy invest by making leveraged bets on anticipated price movements of stock markets, interest rates, foreign exchange and physical commodities.

(h)

Investment Fund in this strategy involves investing in securities of companies that are the subject of some form of extraordinary corporate transaction, including acquisition or merger proposals, exchange offers, cash tender offers and leveraged buy-outs.

(i)	Investment Funds in this strategy seek to exploit pricing differentials between various issues of mortgage-related bonds.

(j)

Investment Funds in this strategy tactically allocate capital to various hedge fund strategies based on their perceived risk and return profiles. Investment Fund tranches representing 1.07% of the Fund’s net assets have restricted liquidity. The Fund estimates the remaining restriction period for such Investment Fund tranches to range from 3 years to up to 5 years.

(k)

Portfolio Investments in this strategy invest in a broad group of directional strategies, often with little hedging. Investment Fund tranches representing 1.30% of the Fund’s net assets have restricted liquidity. The remaining restriction period for such Investment Fund tranches is unknown.

(l)	Investment Funds in this strategy invest in, and may sell short, fixed income securities focused on corporate debt, emerging markets sovereign debt and structured credit products.

(m)

Investment Funds in this strategy profit from temporary pricing discrepancies between related securities. This irregularity offers an opportunity to go long the cheaper security and to short the more expensive one in an attempt to profit as the prices of the two revert to their norm, or mean.

As of June 30, 2015, 8.51% of the Fund’s net assets were invested in Investment Funds with restricted liquidity or with the next available redemption date extending beyond one year from June 30, 2015.

For the period from January 1, 2015 to June 30, 2015, aggregate purchases and proceeds from sales of investments in Investment Funds were $85,714,672 and $93,511,736, respectively.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

5.	Investments in Investment Funds (continued)

The cost of investments for federal income tax purposes is adjusted for items of taxable income or loss allocated to the Fund from the Investment Funds. The allocated taxable income or loss is reported to the Fund by the Investment Funds on Schedules K-1. Such tax adjustments for the period from January 1, 2015 to June 30, 2015 will be made once the Fund has received all 2014 Schedules K-1 from the Investment Funds.

6.	Investment Receivables and Prepaids

As of June 30, 2015, $39,830,827 was due to the Fund from Investment Funds. The receivable amount represents the fair value of certain Investment Fund tranches, net of management fees and incentive fees/allocations, that were redeemed by the Fund at year-end or holdback amounts that will be received from certain Investment Funds. Substantially all of the receivable balance was collected subsequent to the balance sheet date.

Prepaid investments in Investment Funds represent amounts transferred to Investment Funds prior to period-end relating to investments to be made effective July 1, 2015, pursuant to each Investment Fund’s operating agreements.

7.	Management Fee, Related Party Transactions and Other

The Fund bears all expenses related to its investment program, including, but not limited to, expenses borne indirectly through the Fund’s investments in the underlying Investment Funds.

Prior to May 1, 2015, in consideration of the advisory and other services provided by the Investment Adviser to the Fund, the Fund paid the Investment Adviser a monthly management fee of 0.125% (1.50% on an annualized basis) of the Fund’s month end net asset value. Effective May 1, 2015, the Fund pays the Investment Adviser a monthly management fee of 0.083% (1.00% on an annualized basis) of the Fund’s month end net asset value. The management fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month, before adjustments for any repurchases effective on that day. The management fee is in addition to the asset-based fees and incentive fees or allocations charged by the underlying Investment Funds and indirectly borne by Shareholders in the Fund. The Investment Adviser pays the Sub-Adviser a portion of the net advisory fees the Investment Adviser receives from the Fund on a monthly basis. For the period from January 1, 2015 to June 30, 2015, the Fund incurred management fees of $3,949,414, of which $989,721 was payable to the Investment Adviser at June 30, 2015.

The Distributor and Selling Agents may charge Shareholders a sales load of up to 3% of the Shareholder’s purchase. Prior to May 1, 2015, investments less than $250,000 were subject to a maximum sales load of 3%; investments of $250,000 - $999,999 were subject to a maximum sales load of 2%; investments of $1,000,000 - $4,999,999 were subject to a maximum sales load of 1%; and investments of $5,000,000 or more were subject to a maximum sales load of 0.5%. The Distributor or a Selling Agent may, in its discretion, waive the sales load for certain investors. In addition, purchasers of Shares in conjunction with certain “wrap” fee, asset allocation or other managed asset programs sponsored by an

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

7.	Management Fee, Related Party Transactions and Other (continued)

investment adviser, including an affiliate of the Adviser, or Morgan Stanley and its affiliates (including the Adviser) and the directors, partners, principals, officers and employees of Morgan Stanley and its affiliates may not be charged a sales load by the Distributor or Selling Agent.

Prior to May 1, 2015, the Fund paid the Distributor, and the Distributor paid each financial institution, broker-dealer and other industry professional (collectively, “Service Agents”) that entered into a shareholder servicing agreement with the Distributor, a quarterly shareholder servicing fee of 0.0625% (0.25% on an annualized basis) of the net asset value of the outstanding Shares beneficially owned by clients of the Distributor or the Service Agent. Effective May 1, 2015, the Fund pays the Distributor, and the Distributor pays each financial institution, broker-dealer and other industry professional (collectively, “Service Agents”) that enters into a shareholder servicing agreement with the Distributor, a quarterly shareholder servicing fee of 0.1875% (0.75% on an annualized basis) of the net asset value of the outstanding Shares beneficially owned by clients of the Distributor or the Service Agent. In exchange for this fee, the Distributor or the Service Agent, as the case may be, responds to Shareholder inquiries about the Fund, facilitates Fund communications with Shareholders, assists Shareholders in changing account designations or addresses, and assists Shareholders in processing repurchase requests. For the period from January 1, 2015 to June 30, 2015, the Fund incurred shareholder servicing fees of $1,232,380, of which $896,063 was payable to the Distributor at June 30, 2015.

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. Under an administrative services agreement, State Street is paid an administrative fee, computed and payable monthly at an annual rate ranging from 0.045% to 0.075%, based on the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the administrator.

State Street also serves as the Fund’s custodian. Under a custody services agreement, State Street is paid a custody fee monthly at an annual rate of 0.020%, based on (i) the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the custodian, and (ii) investment purchases and sales activity related to the Fund.

The Fund is charged directly for certain reasonable out-of-pocket expenses related to the accounting, administrative and custodial services provided by State Street to the Fund.

The Fund has a deferred compensation plan (the “DC Plan”) that allows each member of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the year. Each eligible member of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. At June 30, 2015, the Fund’s proportionate share of assets attributable to the DC Plan was $25,362, which is included in the Statement of Assets and Liabilities under other assets and accrued expenses and other liabilities.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

7.	Management Fee, Related Party Transactions and Other (continued)

UMB Fund Services, Inc. serves as the Funds transfer agent. Transfer agent fees are payable monthly based on an annual Fund base fee, annual per Shareholder account charges, and out-of-pocket expenses incurred by the transfer agent on the Fund’s behalf.

8.	Note Payable

Effective December 21, 2009, the Fund entered into a note payable agreement (the “Note”) with Credit

Suisse International. The maximum availability under the Note is $140,000,000 and the interest rate on the borrowings is 3-month USD LIBOR plus 1.75% per annum. The Fund is charged a minimum interest rate of 1.75% per annum on $75,000,000, less any drawdowns. The Fund has the option to reduce the minimum borrowing at any time. Under the terms of the Note, borrowings are repayable at any time by the maturity date, October 31, 2015. On the 15th day of each month, any unpaid accrued interest expense shall automatically be rolled over into the principal amount of the borrowings. At June 30. 2015, $129,639,914 was outstanding against the Note. For the period from January 1, 2015 to June 30. 2015, the Fund incurred interest expense of $1,295,491 in connection with the Note. Borrowings are secured by investments in Investment Funds. Detailed below is summary information concerning the borrowings:

# of Days Outstanding	Average Daily Balance	Annualized Weighted Average Rate
181	$127,895,053	2.04%

9.	Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

10.	Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders.

	For the Period from January 1, 2015 to June 30, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010

For a Share outstanding throughout the period:
Net asset value, beginning of period	$1,532.47	$1,406.39	$1,267.43	$1,137.87	$1,127.10	$1,069.96

Net investment income (loss) (a)	(18.73)	(33.91)	(31.45)	(27.11)	(22.13)	(21.46)
Net realized and unrealized gain (loss) from investments	65.60	159.99	170.41	156.67	32.90	78.60

Net increase (decrease) resulting from operations	46.87	126.08	138.96	129.56	10.77	57.14

Net asset value, end of period	$1,579.34	$1,532.47	$1,406.39	$1,267.43	$1,137.87	$1,127.10

Total return (b)	3.06%	8.96%	10.96%	11.39%	0.96%	5.34%

Ratio of total expenses (c)	1.20%	2.32%	2.36%	2.26%	2.13%	2.08%
Ratio of net investment income (loss) (d)	(1.19%)	(2.32%)	(2.36%)	(2.25%)	(1.93%)	(1.99%)
Portfolio turnover	12%	17%	24%	11%	18%	23%
Net assets, end of period (000s)	$579,445	$581,361	$597,061	$601,470	$686,379	$902,955

(a)	Calculated based on the average shares outstanding methodology.
(b)	Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.
(c)	Ratio does not reflect the Fund’s proportionate share of the expenses of the Investment Funds.
(d)	Ratio does not reflect the Fund’s proportionate share of the income and expenses of the Investment Funds.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions and withholding tax allocation, as applicable.

11.	Subsequent Events

Unless otherwise stated throughout the Notes to Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements.

Alternative Investment Partners Absolute Return Fund

Investment Advisory Agreement Approval (Unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the Fund’s investment advisory agreement, including selection of Investment Funds for investment of the Fund’s assets, allocation of the Fund’s assets among, and monitoring performance of, Investment Funds, evaluation of risk exposure of Investment Funds and reputation, experience and training of investment managers, management of short-term cash and operations of the Fund, day-to-day portfolio management and general due diligence examination of Investment Funds before and after committing assets of the Fund for investment. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also considered the Adviser’s investment in personnel and infrastructure that benefits the Fund. (The investment advisory and sub-advisory agreements together are referred to as the “Advisory Agreement.”) The Board also reviewed and considered the nature and extent of the non-advisory, administrative services that the Adviser provides, or arranges at its expense, under the Advisory Agreement, including among other things, providing to the Fund office facilities, equipment and personnel. The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Advisory Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance of the Fund compared to an appropriate benchmark and its peers, as determined by the Adviser. The Board also reviewed the fees and expenses of the Fund compared to its peers, as determined by Lipper, Inc. (“Lipper”). The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2014, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the performance of the Fund was better than its benchmark for the one-, three- and five-year periods ended December 31, 2014. The Board discussed with the Adviser the level of the advisory fee for the Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the advisory fee, the Board also reviewed the Fund’s total expense ratio. When a fund’s management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the advisory fee and the total expense ratio were higher than its peer group average. After discussion, the Board concluded that the Fund’s (i) performance was competitive; and (ii) advisory fee and total expense ratio were acceptable.

Alternative Investment Partners Absolute Return Fund

Investment Advisory Agreement Approval (Unaudited) (continued)

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s advisory fee rate, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Advisory Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading. The Board considered sales charges on shares of the Fund charged by a broker-dealer affiliate of the Adviser. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Advisory Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Advisory Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Alternative Investment Partners Absolute Return Fund

Investment Advisory Agreement Approval (Unaudited) (continued)

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its Shareholders to approve renewal of the Advisory Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Advisory Agreement.

Alternative Investment Partners Absolute Return Fund

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Investment Funds; and (2) how the Fund voted proxies relating to Investment Funds during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

Alternative Investment Partners Absolute Return Fund
100 Front Street, Suite 400
West Conshohocken, PA 19428

Trustees	Legal Counsel
Michael Nugent, Chairperson of the Board and Trustee	Dechert LLP
Frank L. Bowman	1095 Avenue of the Americas
Michael Bozic	New York, NY 10036
Kathleen A. Dennis
Nancy C. Everett	Kramer Levin Naftalis & Frankel
Jakki L. Haussler	LLP
James F. Higgins	1177 Avenue of the Americas
Dr. Manuel H. Johnson	New York, NY 10036
Joseph J. Kearns
Michael F. Klein
W. Allen Reed
Fergus Reid

Officers
John H. Gernon, President and Principal Executive Officer
Stefanie V. Chang Yu, Chief Compliance Officer
Joseph C. Benedetti, Vice President
Mustafa Jama, Vice President
Matthew Graver, Vice President
Noel Langlois, Treasurer and Principal Financial Officer
Mary E. Mullin, Secretary

Investment Adviser
Morgan Stanley AIP GP LP
100 Front Street, Suite 400
West Conshohocken, PA 19428

Sub-Adviser
Morgan Stanley Investment Management Limited
25 Cabot Square
Canary Wharf
London E14-4QA, England

Administrator, Custodian, Fund Accounting Agent and Escrow Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

(a)   Schedule of Investments. Refer to Item 1.

(b)   Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)

(1)	The Code of Ethics. Not applicable to a semi-annual report.

(2)       Certifications of Principal Executive Officer and Principal Financial Officer are attached to this report as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: President
Date: September 3, 2015

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: Principal Executive Officer
Date: September 3, 2015

By:	/s/ Noel Langlois
Name: Noel Langlois
Title: Principal Financial Officer
Date: September 3, 2015